Consolidated Statement of Cash Flow - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities
Net Income /(loss) for the year	$ 51,657,809	$ (15,671,914)	$ (10,532,748)
Adjustments to obtain flows from operating activities:
Income tax	34,734,935	(11,164,078)	1,697,922
Depreciation and Impairment of non - financial assets	31,931,273	31,447,803	25,629,749
Impairment losses on financial assets	33,640,071	44,129,627	54,168,977
Other adjustments:
Exchange rate difference on gold and foreign currency	(5,800,908)	(8,541,784)	(6,019,802)
Interest income from loans and other financings	(1,157,697,255)	(784,354,347)	(627,418,680)
Interest Expense from deposits and financing received	825,494,087	515,399,394	366,990,536
Net income financial assets measured at fair value through profit or loss	(138,081,046)	(56,821,678)	(53,923,603)
Fair value measurement of investment properties	7,012,278	2,503,275	2,675,231
Results from exposure to changes in the purchasing power of money	108,923,511	55,271,939	47,361,901
Interest on liabilities for financial leases	33,690	1,555,148	1,630,621
Provisions reversed	(5,502,611)	(10,127,903)	(10,395,360)
Result from derecognition of financial assets measured at amortized cost	(16,857,100)	(1,531,618)	(1,541,901)
(Increases) / decreases from operating assets:
Debt securities at fair value through profit or loss	188,466,001	59,790,591	72,763,588
Derivatives	(2,874,712)	425,411	(27,824)
Reverse Repo transactions	(688,501,884)	192,719,662	(55,242,994)
Loans and other financing
To the non-financial public sector	(1,205,330)	(726,857)	77,519
To the other financial entities	(1,999,421)	(1,541,063)	(355,621)
To the non-financial sector and foreign residents	1,378,784,211	965,844,886	605,826,836
Other debt securities	588,795,026	(361,184,054)	(104,672,168)
Financial assets pledged as collateral	(1,326,077)	6,746,784	(6,893,080)
Other assets	(93,625,284)	48,110,871	(49,652,616)
Increases / (decreases) from operating liabilities:
Non-financial public sector	14,042,239	17,098,039	(2,828,948)
Financial sector	160,678	78,686	(288,535)
Private non-financial sector and foreign residents	(995,778,531)	(577,355,825)	(249,749,858)
Derivatives			(18,264)
Repo transactions	940,332
Liabilities at fair value through profit or loss	(6,053,636)	(5,793,288)	(5,875,798)
Other liabilities	15,216,610	(98,506,299)	67,909,146
Income Tax paid	(6,579,003)	(2,637,426)	(9,829,034)
Net cash provided by operating activities (A)	157,949,953	5,163,982	51,465,192
Payments related to:
Purchase of PPE, intangible assets and other assets	(24,751,267)	(26,038,772)	(30,469,603)
Purchase of liabilities and equity instruments issued by other entities	1,199,025	38,113	(538,013)
Collections:
Disposals related to PPE, intangible assets and other assets	4,662,862	2,475,354	2,529,757
Net cash used in investing activities (B)	(18,889,380)	(23,525,305)	(28,477,859)
Payments:
Lease liabilities	(5,004,160)	(7,927,034)	(14,721,681)
Unsubordinated debt securities	(1,782,823)	(4,677,087)	(45,936,548)
Financing received from the Argentine Central Bank and other financial institutions	(152,329,300)	(543,661,474)	(211,897,764)
Subordinated debt securities			(10,442,289)
Dividends distribution		(1,531,690)	(3,122,242)
Acquisition of treasury shares	(858,804)	(4,307,609)
Collections:
Unsubordinated debt securities	34,552		13,661,245
Financing received from the Argentine Central Bank and other financial institutions	137,801,435	522,953,299	196,241,415
Net cash used in financing activities (C)	(22,139,100)	(39,151,595)	(76,217,864)
Effects of exchange rate changes (D)	216,959,159	9,707,018	67,022,844
Result from exposure to changes in the purchasing power of the currency of Cash and equivalents	(250,572,106)	(54,108,987)	(103,829,795)
Net increase/ (decrease) in cash and cash equivalents (A+B+C+D+E)	83,308,526	(101,914,887)	(90,037,482)
Cash and cash equivalents at the beginning of the year	169,408,365	271,323,252	361,360,734
Cash and cash equivalents at the end of the year	$ 252,716,891	$ 169,408,365	$ 271,323,252